Portfolio Director

Supplement Dated January 1, 2002

to

Prospectus Dated May 1, 2001

This supplement supersedes all previous supplements.

Section: Summary, Fixed and Variable Options

Effective at close of business December 31, 2001, North American Funds Variable Product Series I changed its name to VALIC Company I, and North American Funds Variable Product Series II changed its name to VALIC Company II. Each series also changed its name as shown below:
Old Name North American Funds Variable Product Series I	New Name VALIC Company I
North American - AG Asset Allocation Fund	Asset Allocation Fund
North American - AG Capital Conservation Fund	Capital Conservation Fund
North American - AG Government Securities Fund	Government Securities Fund
North American - AG Growth & Income Fund	Growth & Income Fund
North American - AG International Equities Fund	International Equities Fund
North American - AG International Government Bond Fund	International Government Bond Fund
North American - AG MidCap Index Fund	Mid Cap Index Fund
North American - AG 1 Money Market Fund	Money Market I Fund
North American - AG Nasdaq-100(r) Index Fund	Nasdaq-100(r) Index Fund
North American - AG Small Cap Index Fund	Small Cap Index Fund
North American - AG Social Awareness Fund	Social Awareness Fund
North American - AG Stock Index Fund	Stock Index Fund
North American Core Equity Fund	Core Equity Fund
North American - American Century Income & Growth Fund	Income & Growth Fund
North American - American Century International Growth Fund	International Growth I Fund
North American - Founders Large Cap Growth Fund	Large Cap Growth Fund
North American - Founders/T. Rowe Price Small Cap Fund	Small Cap Fund
North American - Putnam Opportunities Fund	Opportunities Fund
North American - T. Rowe Price Blue Chip Growth Fund	Blue Chip Growth Fund
North American - T. Rowe Price Health Sciences Fund	Health Sciences Fund
North American - T. Rowe Price Science & Technology Fund	Science & Technology Fund
Old Name North American Funds Variable Product Series II	New Name VALIC Company II
North American - AG Aggressive Growth Lifestyle Fund
Aggressive Growth Lifestyle Fund
North American - AG Conservative Growth Lifestyle Fund
Conservative Growth Lifestyle Fund
North American - AG Core Bond Fund
Core Bond Fund
North American - AG High Yield Bond Fund
High Yield Bond Fund
North American - AG Moderate Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
North American - AG 2 Money Market Fund
Money Market II Fund
North American - AG Socially Responsible Fund
Socially Responsible Fund
North American - AG Strategic Bond Fund
Strategic Bond Fund
North American - Goldman Sachs Large Cap Growth Fund
Capital Appreciation Fund
North American International Growth Fund
International Growth II Fund
North American - INVESCO MidCap Growth Fund
Mid Cap Growth Fund
North American - J.P. Morgan Small Cap Growth Fund	Small Cap Growth Fund
North American - Neuberger Berman MidCap Value Fund	Mid Cap Value Fund
North American Small Cap Value Fund	Small Cap Value Fund
North American - State Street Large Cap Value Fund	Large Cap Value Fund

Section: Summary, Fixed and Variable Options

VALIC Company I is offering a new variable account option in the Actively Managed Equity Funds category: Value Fund, advised by VALIC and sub-advised by Putnam Investment Management, LLC. The Value Fund seeks capital growth and current income. Putnam will invest mainly in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that Putnam believes are currently undervalued by the market.

[Standard Prospectus: The Value Fund's estimated annual expenses are 1.36%, which includes a management fee of 0.78% and other expenses of 0.58%. Based on a $1,000 investment under a typical Portfolio Director Contract (including a 1.00% total separate account fee), without a surrender charge and assuming a 5% annual return on assets, these expenses would indirectly cost a Value Fund investor $24 or $75 for a one or three year investment, respectively. Alternatively, using the same facts except that the investor surrenders the Contract, the costs would be $70 or $123 for a one or three year period.]

[Minus 20 Prospectus: The Value Fund's estimated annual expenses are 1.36%, which includes a management fee of 0.78% and other expenses of 0.58%. Based on a $1,000 investment under a typical Portfolio Director Contract (including a 0.80% total separate account fee), without a surrender charge and assuming a 5% annual return on assets, these expenses would indirectly cost a Value Fund investor $22 or $69 for a one or three year investment, respectively. Alternatively, using the same facts except that the investor surrenders the Contract, the costs would be $69 or $118 for a one or three year period.]

[Minus 40 Prospectus: The Value Fund's estimated annual expenses are 1.36%, which includes a management fee of 0.78% and other expenses of 0.58%. Based on a $1,000 investment under a typical Portfolio Director Contract (including a 0.60% total separate account fee), without a surrender charge and assuming a 5% annual return on assets, these expenses would indirectly cost a Value Fund investor $20 or $63 for a one or three year investment, respectively. Alternatively, using the same facts except that the investor surrenders the Contract, the costs would be $67 or $112 for a one or three year period.]

Section: General Information, About VALIC

On May 11, 2001, American General Corporation ("AGC"), the parent of The Variable Annuity Life Insurance Company and the Variable Annuity Marketing Company ("VAMCO"), respectively the investment adviser and underwriter to Portfolio Director, agreed to be acquired by American International Group, Inc. ("AIG") On August 15, 2001, the shareholders of American General Corporation voted to approve the transaction, and on August 29, 2001, the transaction was completed. As a result, AGC is now a wholly-owned subsidiary of AIG. Effective January 1, 2002 the underwriter changed from VAMCO to American General Distributors, Inc., an affiliated company.

Section: Summary, Fixed and Variable Options

As a result of the acquisition, VALIC mailed proxy statements to all investors in VALIC Company I and II, asking for approval for several proposals, including adding or changing affiliated sub-advisers to several Funds, effective on or about January 1, 2002. Investors voted to approve these changes at the December 28, 2001 special meeting of shareholders:
Fund Name	New Sub-Adviser
VALIC Company I
Growth & Income Fund	SunAmerica Asset Management Corp. ("SAAMCo")
Large Cap Growth Fund	SAAMCo
Money Market I Fund	SAAMCo
Asset Allocation Fund	AIG Global Investment Corp. ("AIGGIC")
Capital Conservation Fund	AIGGIC
Government Securities Fund	AIGGIC
International Equities Fund	AIGGIC
International Government Bond Fund	AIGGIC
Mid Cap Index Fund	AIGGIC
Nasdaq-100 Index Fund	AIGGIC
Small Cap Index Fund	AIGGIC
Social Awareness Fund	AIGGIC
Stock Index Fund	AIGGIC
VALIC Company II
Money Market II Fund	SAAMCo
Aggressive Growth Lifestyle Fund	AIGGIC
Conservative Growth Lifestyle Fund	AIGGIC
Core Bond Fund	AIGGIC
High Yield Bond Fund	AIGGIC
Moderate Growth Lifestyle Fund	AIGGIC
Socially Responsible Fund	AIGGIC
Strategic Bond Fund	AIGGIC

In addition to the affiliated sub-advisers as discussed above, effective on or about January 1, 2002, several other sub-advisers will be changing as shown below. During the first quarter of 2002, each affected investor will receive an information statement concerning these sub-adviser changes:
VALIC Company I Fund	Current Sub-Adviser	Additional Sub-Adviser
Core Equity Fund	Wellington Management Company, LLC	WM Advisors, Inc. (Each sub-adviser will advise approximately 50% of the Fund)

VALIC Company II Fund	Current Sub-Advisers	New Sub-Advisers
Capital Appreciation Fund	Goldman Sachs Asset Management	Credit Suisse Asset Management, LLC
International Growth II Fund	Thompson, Siegel & Walmsley, Inc.	Putnam Investment Management, LLC
Small Cap Growth Fund	J.P. Morgan Investment Management, Inc.	Franklin Advisers, Inc.
Mid Cap Value Fund	Neuberger Berman Management, Inc.	Wellington Management Company, LLC
Small Cap Value Fund	Fiduciary Management Associates, Inc. (50% of Fund) (The remaining 50% is advised by VALIC)	Banc One Investment Advisors, Inc. (100% of Fund)

The total expenses for the Funds listed above will remain the same even if the sub-advisor has changed, except that the management fee for the Large Cap Growth Fund is decreasing 0.05%. Total fund expenses for Large Cap Growth Fund will continue to be 1.06% due to its expense limitations.

Section: Summary, Fixed and Variable Options

Fund closing

One of the variable investment options, Janus Fund, has been closed to new investors, effective November 1, 2001. If you or your group has already chosen Janus Fund as an investment option, this change will not affect you. No new groups will be allowed to choose Janus Fund as a variable investment option.

Fund name changes

MAS Mid Cap Growth Portfolio (Adviser Class) has changed to Morgan Stanley Institutional Fund Trust ("MSIF Trust") Mid Cap Growth Portfolio (Adviser Class). The name of the fund adviser has also changed, from Miller Anderson & Sherrerd, LLP to Morgan Stanley Investments, LP.

Warburg Pincus Small Company Growth Fund (Common Class) has changed its name to Credit Suisse Small Cap Growth Fund (Common Class).

Addition of sub-adviser

Templeton Asset Strategy Fund (Class 1) has added Franklin Advisers, Inc. as the sub-adviser to the Fund.

Investment objective changes

American Century Ultra Fund - the Fund seeks long-term capital growth (added "long-term").

(VALIC Company II) International Growth Fund II - the Fund seeks capital appreciation (deleted "long-term").

Note: Privacy notice is included at the back of the prospectus.

VA-10855-C

VA-10855-20-C

VA-10855-40-C